STATEMENT OF INVESTMENTS
BNY Mellon Dynamic Value Fund

November 30, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.6%
Automobiles & Components - 2.1%
General Motors	628,984	[a]	27,574,658
Banks - 6.7%
Essent Group	214,240		9,396,566
JPMorgan Chase & Co.	468,772		55,258,843
Truist Financial	148,865		6,910,313
U.S. Bancorp	229,818		9,930,436
Wells Fargo & Co.	262,296		7,173,796
			88,669,954
Capital Goods - 10.9%
Builders FirstSource	180,607	[a]	6,756,508
Carrier Global	466,070		17,743,285
Eaton	263,069		31,860,287
Hubbell	42,449		6,859,334
Ingersoll Rand	333,903	[a]	14,781,886
L3Harris Technologies	69,662		13,374,407
Northrop Grumman	29,562		8,935,410
Otis Worldwide	142,937		9,568,203
Quanta Services	224,063		15,312,465
The Boeing Company	47,828	[a]	10,077,838
Trane Technologies	68,261		9,982,489
			145,252,112
Consumer Durables & Apparel - 1.5%
Lennar, Cl. A	83,638		6,344,779
PVH	85,153	[a]	6,768,812
VF	81,949		6,834,547
			19,948,138
Consumer Services - 1.6%
Las Vegas Sands	381,525	[a]	21,254,758
Diversified Financials - 14.7%
Ally Financial	335,294		9,941,467
Berkshire Hathaway, Cl. B	183,420	[a]	41,986,672
Capital One Financial	256,156		21,937,200
LPL Financial Holdings	147,446		13,383,673
Morgan Stanley	575,484		35,582,176
The Charles Schwab	228,787		11,160,230
The Goldman Sachs Group	146,392		33,755,067
Voya Financial	470,143		27,094,341
			194,840,826

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
Energy - 5.1%
Cabot Oil & Gas	470,960	[b]	8,251,219
ConocoPhillips	249,847		9,883,947
Hess	388,684		18,338,111
Marathon Petroleum	556,685		21,643,913
Phillips 66	169,380		10,261,040
			68,378,230
Food, Beverage & Tobacco - 4.7%
Archer-Daniels-Midland	336,296		16,737,452
Mondelez International, Cl. A	254,871		14,642,339
PepsiCo	102,180		14,737,421
Philip Morris International	220,667		16,715,525
			62,832,737
Health Care Equipment & Services - 9.7%
Alcon	197,209	[a]	12,664,762
Anthem	32,215		10,035,617
Becton Dickinson & Co.	80,238		18,843,092
Centene	156,649	[a]	9,657,411
Danaher	58,506		13,142,203
Humana	26,880		10,765,978
Laboratory Corp. of America Holdings	43,514	[a]	8,695,838
McKesson	40,035		7,202,697
Medtronic	329,637		37,479,727
			128,487,325
Insurance - 5.6%
Assurant	188,326		24,316,653
Chubb	210,704		31,148,372
Reinsurance Group of America	75,986		8,759,666
Willis Towers Watson	52,299		10,888,129
			75,112,820
Materials - 7.8%
CF Industries Holdings	666,319		24,853,699
Freeport-McMoRan	1,371,105	[a]	32,070,146
Louisiana-Pacific	366,265		12,537,251
The Mosaic Company	357,040		7,840,598
Vulcan Materials	192,711		26,912,091
			104,213,785
Media & Entertainment - 2.7%
Alphabet, Cl. A	20,493	[a]	35,952,919
Pharmaceuticals Biotechnology & Life Sciences - 4.0%
AbbVie	151,811		15,876,394
Biogen	11,336	[a]	2,722,567
Bristol-Myers Squibb	273,983		17,096,539
Eli Lilly & Co.	77,187		11,242,286

Description		Shares		Value ($)
Common Stocks - 98.6% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 4.0% (continued)
Thermo Fisher Scientific		12,852		5,975,923
				52,913,709
Retailing - .9%
Booking Holdings		6,066	[a]	12,304,578
Semiconductors & Semiconductor Equipment - 7.4%
Applied Materials		230,722		19,029,950
Intel		241,496		11,676,332
Microchip Technology		79,071	[b]	10,626,352
Micron Technology		172,802	[a]	11,074,880
NXP Semiconductors		128,156		20,302,473
Qualcomm		170,400		25,077,768
				97,787,755
Software & Services - 1.0%
Proofpoint		131,207	[a]	13,578,612
Technology Hardware & Equipment - 3.1%
Corning		524,002		19,608,155
Dolby Laboratories, Cl. A		130,673		11,558,027
Zebra Technologies, Cl. A		27,576	[a]	10,435,310
				41,601,492
Transportation - 2.7%
FedEx		33,551		9,615,046
Union Pacific		126,909		25,899,589
				35,514,635
Utilities - 6.4%
Clearway Energy, Cl. C		205,099		6,003,248
Exelon		576,355		23,670,900
NextEra Energy Partners		244,090		15,492,392
PPL		996,295		28,314,704
The AES		547,388		11,188,611
				84,669,855
Total Common Stocks (cost $1,043,999,197)				1,310,888,898

Exchange-Traded Funds - .7%
Registered Investment Companies - .7%
iShares Russell 1000 Value ETF (cost $9,687,883)		75,739		10,027,844
	1-Day Yield (%)
Investment Companies - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $828,883)	0.10	828,883	[c]	828,883

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $1,054,515,963)	99.4%	1,321,745,625
Cash and Receivables (Net)	.6%	7,879,560
Net Assets	100.0%	1,329,625,185

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At November 30, 2020, the value of the fund’s securities on loan was $15,022,181 and the value of the collateral was $15,285,438, consisting of U.S. Government & Agency securities.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Dynamic Value Fund

November 30, 2020 (Unaudited)

The following is a summary of the inputs used as of November 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	1,310,888,898	-	-	1,310,888,898
Exchange-Traded Funds	10,027,844	-	-	10,027,844
Investment Companies	828,883	-	-	828,883

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2020, accumulated net unrealized appreciation on investments was $267,229,662, consisting of $288,961,571 gross unrealized appreciation and $21,731,909 gross unrealized depreciation.

At November 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.